Match Funded Advances - Schedule of Activity in Match Funded Advances (Details) - Residential Mortgage [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Match Funded Advances [Roll Forward]
Beginning balance	$ 2,409,442	$ 2,552,383	$ 2,552,383		$ 3,049,244		$ 3,629,911
Acquisitions	0	85,521	85,521	[1]	3,589,773	[1]	4,068,959	[1]
Transfers from advances	0	10,156	10,156	[2]	142,286	[2]	74,317	[2]
Sales of advances to HLSS	(96,408)	0	0		(3,639,205)		(3,240,601)
Collections of pledged advances, net of new advances and other	(357,416)	(288,481)	(238,618)		(589,715)		(1,483,342)
Ending balance	$ 1,955,618	$ 2,359,579	$ 2,409,442		$ 2,552,383		$ 3,049,244

[1]	Servicing advances acquired through business acquisitions and asset acquisitions, primarily in connection with the acquisition of MSRs, that were pledged to advance facilities at the date of acquisition.
[2]	New servicing advances initially classified as Advances at the date of payment and subsequently pledged to advance facilities.